INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS
Schedule of investments

(In thousands)	2014	2013
Cash surrender value of life insurance policies	$2,039	$2,183
Cost method investments:
GTE Mobilnet of South Texas Limited Partnership (2.34% interest)	21,450	21,450
Pittsburgh SMSA Limited Partnership (3.60% interest)	22,950	22,950
CoBank, ACB Stock	7,645	5,112
Other	200	200
Equity method investments:
GTE Mobilnet of Texas RSA #17 Limited Partnership (20.51% interest)	27,990	27,467
Pennsylvania RSA 6(I) Limited Partnership (16.67% interest)	7,451	7,696
Pennsylvania RSA 6(II) Limited Partnership (23.67% interest)	23,894	24,105
CVIN, LLC (12.09% interest)	1,757	1,936

Totals	$115,376	$113,099

Summary of combined unaudited results of operations and financial position of our three equity investments in the cellular limited partnerships

(In thousands)	2014	2013	2012
Total revenues	$338,575	$321,555	$299,389
Income from operations	96,606	98,962	83,577
Net income before taxes	96,763	99,024	83,633
Net income	96,763	99,024	83,283

Current assets	$52,866	$54,837	$49,982
Non-current assets	93,771	87,968	79,529
Current liabilities	16,253	15,221	15,417
Non-current liabilities	3,225	1,786	1,351
Partnership equity	127,159	125,799	112,734